Share-based Compensation - Summary of Outstanding Stock Options (Details) - Equity Settled Plan - Stock Options - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	444,600	720,600	623,850
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 years 3 months
Number of options, Stock options exercisable	210,432
Weighted average contractual life, Stock options exercisable (years)	8 years 2 months 15 days
$1.15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	325,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 years 4 months 28 days
Number of options, Stock options exercisable	108,332
Weighted average contractual life, Stock options exercisable (years)	8 years 4 months 28 days
$1.19
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	81,600
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 years 5 months 26 days
Number of options, Stock options exercisable	81,600
Weighted average contractual life, Stock options exercisable (years)	8 years 5 months 26 days
$3.15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	38,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	6 years 4 months 6 days
Number of options, Stock options exercisable	20,500
Weighted average contractual life, Stock options exercisable (years)	6 years 21 days